Basis of Presentation and Significant Accounting Policies (Details 10) (USD $)	12 Months Ended
	Dec. 02, 2012	Nov. 27, 2011
Self-Insurance
Excess loss coverage per claim per year	$ 375,000
Discount rate used to estimate the workers' compensation liability (as a percent)	2.00%	2.00%
Recorded liability included as a component of other accrued liabilities	4,200,000	4,600,000
Recorded liability included as a component of other noncurrent liabilities	$ 7,700,000	$ 7,600,000